Share-based Compensation - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Share-based compensation	$ 53.7	$ 74.0
Share-based compensation expense capitalized	7.7	12.0
Current portion of long-term compensation liability	6.5	17.7
Long-term compensation liability	$ 3.5	$ 5.2
Restricted Shares
Disclosure of classes of share capital [line items]
Vesting term	3 years
Performance Stock Units
Disclosure of classes of share capital [line items]
Vesting term	3 years
Stock Option Plan
Disclosure of classes of share capital [line items]
Vesting term	7 years